Segments - Summary of Results by Segment (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) employee	Dec. 31, 2022 GBP (£) employee	Dec. 31, 2021 GBP (£) employee
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 4,658	£ 4,425	£ 3,949
Non-interest income/(expense)	438	531	550
Total operating income/(expense)	5,096	4,956	4,499
Operating expenses before credit impairment charges, provisions and charges	(2,456)	(2,343)	(2,510)
Credit impairment charges	(205)
Credit impairment (charges)/write-backs		(320)	233
Provisions for other liabilities and charges	(335)	(419)	(377)
Total operating credit impairment charges, provisions and charges	(540)	(739)	(144)
Profit from continuing operations before tax	2,100	1,874	1,845
Revenue/(expense) from external customers	5,096	4,956	4,499
Inter-segment revenue/(expense)	5,096	4,956	4,499
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	542	562	478
Insurance, protection and investments	47	78	67
Credit cards	94	95	73
Non-banking and other fees	121	104	79
Total fee and commission income	804	839	697
Fee and commission expense	(501)	(509)	(411)
Net fee and commission income	303	330	286
Customer loans	203,054	215,738	207,288
Customer deposits	£ 187,445	£ 189,911	£ 186,215
Average number of full-time equivalent staff | employee	19,546	18,123	19,704
Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ 0	£ 0	£ 0
Retail and Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	3,716	3,671	3,356
Non-interest income/(expense)	182	209	205
Total operating income/(expense)	3,898	3,880	3,561
Operating expenses before credit impairment charges, provisions and charges	(1,813)	(1,682)	(1,701)
Credit impairment charges	(149)
Credit impairment (charges)/write-backs		(262)	98
Provisions for other liabilities and charges	(233)	(394)	(185)
Total operating credit impairment charges, provisions and charges	(382)	(656)	(87)
Profit from continuing operations before tax	1,703	1,542	1,773
Revenue/(expense) from external customers	3,597	4,109	4,010
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	493	502	428
Insurance, protection and investments	47	78	67
Credit cards	94	95	73
Non-banking and other fees	3	2	2
Total fee and commission income	637	677	570
Fee and commission expense	(458)	(478)	(380)
Net fee and commission income	179	199	190
Customer loans	179,887	191,836	183,023
Customer deposits	£ 158,329	£ 161,748	£ 156,991
Average number of full-time equivalent staff | employee	16,330	15,212	16,149
Retail and Business Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ 301	£ (229)	£ (449)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	156	180	233
Non-interest income/(expense)	192	195	178
Total operating income/(expense)	348	375	411
Operating expenses before credit impairment charges, provisions and charges	(141)	(144)	(163)
Credit impairment charges	(15)
Credit impairment (charges)/write-backs		(27)	33
Provisions for other liabilities and charges	(18)	(6)	4
Total operating credit impairment charges, provisions and charges	(33)	(33)	37
Profit from continuing operations before tax	174	198	285
Revenue/(expense) from external customers	663	513	489
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	25	20	10
Total fee and commission income	25	20	10
Fee and commission expense	(6)	(5)	0
Net fee and commission income	19	15	10
Customer loans	5,228	5,384	4,984
Customer deposits	£ 0	£ 0	£ 0
Average number of full-time equivalent staff | employee	816	531	670
Consumer Finance | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (315)	£ (138)	£ (78)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	841	580	397
Non-interest income/(expense)	135	146	112
Total operating income/(expense)	976	726	509
Operating expenses before credit impairment charges, provisions and charges	(351)	(342)	(365)
Credit impairment charges	(40)
Credit impairment (charges)/write-backs		(31)	90
Provisions for other liabilities and charges	(15)	(8)	(34)
Total operating credit impairment charges, provisions and charges	(55)	(39)	56
Profit from continuing operations before tax	570	345	200
Revenue/(expense) from external customers	712	732	619
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	49	60	50
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	79	77	62
Total fee and commission income	128	137	112
Fee and commission expense	(11)	(18)	(22)
Net fee and commission income	117	119	90
Customer loans	17,939	18,518	19,281
Customer deposits	£ 24,066	£ 24,798	£ 26,466
Average number of full-time equivalent staff | employee	2,376	2,336	2,281
Corporate & Commercial Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ 264	£ (6)	£ (110)
Corporate & Investment Banking
Disclosure of operating segments [line items]
Net interest income/(expense)			0
Non-interest income/(expense)			0
Total operating income/(expense)			0
Operating expenses before credit impairment charges, provisions and charges			0
Credit impairment (charges)/write-backs			0
Provisions for other liabilities and charges			0
Total operating credit impairment charges, provisions and charges			0
Profit from continuing operations before tax			0
Revenue/(expense) from external customers			0
Revenue from external customers includes the following fee and commission income
Current account and debit card fees			0
Insurance, protection and investments			0
Credit cards			0
Non-banking and other fees			0
Total fee and commission income			0
Fee and commission expense			0
Net fee and commission income			0
Customer loans			0
Customer deposits			£ 0
Average number of full-time equivalent staff | employee			528
Corporate & Investment Banking | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)			£ 0
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	(55)	(6)	(37)
Non-interest income/(expense)	(71)	(19)	55
Total operating income/(expense)	(126)	(25)	18
Operating expenses before credit impairment charges, provisions and charges	(151)	(175)	(281)
Credit impairment charges	(1)
Credit impairment (charges)/write-backs		0	12
Provisions for other liabilities and charges	(69)	(11)	(162)
Total operating credit impairment charges, provisions and charges	(70)	(11)	(150)
Profit from continuing operations before tax	(347)	(211)	(413)
Revenue/(expense) from external customers	124	(398)	(619)
Revenue from external customers includes the following fee and commission income
Current account and debit card fees	0	0	0
Insurance, protection and investments	0	0	0
Credit cards	0	0	0
Non-banking and other fees	14	5	5
Total fee and commission income	14	5	5
Fee and commission expense	(26)	(8)	(9)
Net fee and commission income	(12)	(3)	(4)
Customer loans	0	0	0
Customer deposits	£ 5,050	£ 3,365	£ 2,758
Average number of full-time equivalent staff | employee	24	44	76
Corporate Centre | Inter-segment revenue/(expense)
Disclosure of operating segments [line items]
Inter-segment revenue/(expense)	£ (250)	£ 373	£ 637